Unsecured Debt (Tables)	12 Months Ended
Nov. 30, 2018
Debt Disclosure [Abstract]
Schedule of Long-Term Debt and Short-Term Borrowings

	November 30, 2018		November 30,
(in millions)	Interest Rates	Maturities Through	2018		2017
Long-Term Debt
Export Credit Facilities
Fixed rate	2.4% to 5.0%	2030	$1,819		$860
EUR fixed rate	3.8% to 4.5%	2025	189		229
Floating rate	3.0% to 3.3%	2022	240		307
EUR floating rate	0.0% to 0.7%	2027	1,297		1,596
Bank Loans
EUR fixed rate	0.5% to 3.9%	2021	257		653
Floating rate	3.2% to 3.6%	2025	495		500
EUR floating rate	0.3% to 0.7%	2023	1,193		355
GBP floating rate	1.3% to 1.7%	2023	848	—	415
Private Placement Notes
EUR fixed rate	—	—	—		57
Publicly-Traded Notes
Fixed rate	4.0% to 7.2%	2028	1,217		1,717
EUR fixed rate	1.1% to 1.9%	2022	1,989		2,072
Short-Term Borrowings
Floating rate commercial paper	—	—	—		420
EUR floating rate commercial paper	(0.2)%	2019	621		65
EUR fixed rate bank loans	(0.2)%	2019	227		—
Total Debt			10,394		9,246
Less: Unamortized debt issuance costs			(71)		(51)
Total Debt, net of unamortized debt issuance costs			10,323		9,195
Less: Short-term borrowings			(848)		(485)
Less: Current portion of long-term debt			(1,578)		(1,717)
Long-Term Debt			$7,897		$6,993

Schedule of Annual Maturities of Debt	The scheduled annual maturities of our debt were as follows:

(in millions)
Fiscal	November 30, 2018
2019	$2,426
2020	2,143
2021	1,101
2022	1,081
2023	1,776
Thereafter	1,868
$10,394